Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 671,011	$ 1,673,201	$ 693,001
Accounts Receivable	51,415	30,373
Deposits on Equipment	163,090
Prepaid expenses and other current assets	29,981	25,781	18,668
Inventory	37,962	41,982
TOTAL CURRENT ASSETS	953,459	1,771,337	711,669
INTANGIBLE ASSETS
Patents and Trademarks, net of accumulated amortization of $275,591 and $258,294 as of September 30, 2019 and December 31, 2018	228,705	209,049	191,507
Capitalized Software Costs	141,656	70,231
TOTAL ASSETS	1,323,820	2,050,617	903,176
CURRENT LIABILITIES
Convertible Debt, net of unamortized debt discount	228,478
Derivative Liability	207,534
Accounts payable and other accrued expenses	354,766	411,211	923,202
Notes payable			50,000
Common Stock payable			122,478
Accrued Payroll	106,438	69,041
TOTAL CURRENT LIABILITIES	897,216	480,252	1,095,680
STOCKHOLDERS' EQUITY
Common stock of $.001 par value; 675,000,000 authorized; 111,252,373 and 102,553,706 issued, 110,901,833 and 102,203,166 shares outstanding as of September 30, 2019 and December 31, 2018	110,902	102,203	53,522
Additional paid in capital	61,578,151	60,844,796	56,198,126
Treasury stock as cost (350,540 shares at September 30, 2019 and December 31, 2018)	(113,389)	(113,389)	(113,389)
Accumulated deficit	(61,149,060)	(59,263,550)	(56,331,088)
STOCKHOLDERS' EQUITY	426,604	1,570,365	(192,504)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,323,820	2,050,617	903,176
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Convertible Preferred Stock		305	325
STOCKHOLDERS' EQUITY		305	325
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Convertible Preferred Stock
STOCKHOLDERS' EQUITY